STOCK WARRANTS (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Number of Warrants Outstanding	1,270,732	1,259,934
Number Of Share Warrants Vested	1,262,632
Outstanding Warrants One [Member]
Exercise Price (in dollars per share)	8.00	8.00
Number of Warrants Outstanding	445,209	445,209
Number Of Share Warrants Vested	445,209
Expiration Date	December 2013	December 2013
Outstanding Warrants Two [Member]
Exercise Price (in dollars per share)	12.00	12.00
Number of Warrants Outstanding	456,008	445,209
Number Of Share Warrants Vested	447,908
Expiration Date	December 2017 to January 2018	December 2017
Outstanding Warrants Three [Member]
Exercise Price (in dollars per share)	20.00	20.00
Number of Warrants Outstanding	15,288	15,288
Number Of Share Warrants Vested	15,288
Expiration Date	January 2014 to January 2015	January 2014 to January 2015
Outstanding Warrants Four [Member]
Exercise Price (in dollars per share)	25.00	25.00
Number of Warrants Outstanding	354,227	354,228
Number Of Share Warrants Vested	354,227
Expiration Date	January 2017 to March 2019	January 2017 to March 2019